General Information (Details)				1 Months Ended
	Nov. 11, 2021	Aug. 07, 2020	Aug. 04, 2016	Jul. 23, 2020	May 24, 2018	Mar. 29, 2018	Sep. 30, 2011 CNY (¥)	Mar. 24, 2011 CNY (¥)	Mar. 16, 2011 CNY (¥)	Jan. 27, 2011 $ / shares shares	Dec. 31, 2010 shares	Nov. 25, 2010 USD ($)	Nov. 25, 2010 HKD ($)	Jul. 08, 2008 USD ($) $ / shares shares	Mar. 28, 2006 USD ($) $ / shares shares	Nov. 17, 2005 CNY (¥)	Sep. 21, 2005 HKD ($) $ / shares shares
Hongri [Member]
General Information (Details) [Line Items]
Common unit issuance of authorized value | $														$ 50,000
Number of shares authorized | shares														50,000
Par value per share | $ / shares										$ 77				$ 1
Number of shares issued | shares											10,000
Issued on additional shares | shares										10,000
France Cock [Member]
General Information (Details) [Line Items]
Common unit issuance of authorized value | $																	$ 10,000
Number of shares authorized | shares																	10,000
Par value per share | $ / shares																	$ 1
Roller Rome [Member]
General Information (Details) [Line Items]
Common unit issuance of authorized value | $															$ 50,000
Number of shares authorized | shares															50,000
Par value per share | $ / shares															$ 1
Vast Billion [Member]
General Information (Details) [Line Items]
Common unit issuance of authorized value												$ 10,000	$ 10,000
Hongri Fujian [Member]
General Information (Details) [Line Items]
Increased registered capital | ¥																¥ 5,000,000
Paid up capital | ¥							¥ 39,551,860
Hongri Fujian [Member] | Minimum [Member]
General Information (Details) [Line Items]
Increased registered capital | ¥								¥ 70,000,000
Hongri Fujian [Member] | Maximum [Member]
General Information (Details) [Line Items]
Increased registered capital | ¥								¥ 75,000,000
Anhui Kai Xin [Member]
General Information (Details) [Line Items]
Increased registered capital | ¥									¥ 1,000,000
Flower Crown Holding [Member]
General Information (Details) [Line Items]
Business combination, description		Flower Crown Holding is a company incorporated on August 7, 2020 in the Cayman Islands. It has 50,000 shares issued and outstanding with a par value of $1. It is wholly owned by KBSF Fashion Group Limited.
Flower Crown HK [Member]
General Information (Details) [Line Items]
Business combination, description					Flower Crown (China) Holding Group Co., Limited (“Flower Crown HK”) was incorporated in Hong Kong on May 24, 2018. It has a total of 10,000 shares issued and outstanding with a par value of $1. It is wholly owned by Flower Crown Holding.
Kim Hyun Technolog [Member]
General Information (Details) [Line Items]
Business combination, description				Kim Hyun Technology (Tianjin) Co., Ltd. (“Kim Hyun Tianjin”) was incorporated on July 23, 2020 in the PRC, as a wholly foreign-owned enterprise. Kim Hyun Tianjin is 100% owned by Flower Crown HK. The total investment is RMB10,000,000, the registered capital is RMB10,000,000 and the present shareholder shall pay up the registered capital prior to July 21, 2050. Kim Hyun Tianjin provides consulting in connection with information technology.
Jin Xuan (Hainan) Holding Co., Ltd [Member]
General Information (Details) [Line Items]
Business combination, description	It has a registered capital of USD30,000,000. It is 100% owned by Flower Crow HK. Its business scope ranges from import & export to manufacturing.
Jin Xuan Luxury Tourism [Member]
General Information (Details) [Line Items]
Business combination, description			Jin Xuan Luxury Tourism (Hainan) Digital Technology Co., Ltd. (“Jin Xuan Luxury Tourism”) was incorporated in the PRC on August 4, 2016. It is 100% owned by JX Hainan . It has a registered capital of RMB20,000,000 and present shareholder shall pay up the registered capital prior to August 4, 2046. It operates Luxventure social platform and on-line activities.
Heyang Travel [Member]
General Information (Details) [Line Items]
Business combination, description						Beijing Heyang International Travel Service Co., Ltd. (“Heyang Travel”) was incorporated in the PRC on March 29, 2018. It is 100% owned by Jin Xuan Luxury Tourism. It has a registered capital of RMB5,000,000 and the shareholder shall pay up the registered capital prior to August 1, 2060.